Stock-based compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation

9. STOCK-BASED COMPENSATION

In March 2014, the Company adopted the Flex Pharma, Inc. 2014 Equity Incentive Plan (the “2014 Plan”), under which it had the ability to grant incentive stock options (“ISOs”), non-qualified stock options, restricted stock awards, restricted stock units and stock appreciation rights to purchase up to 116,754 shares of common stock. In April 2014, the Company amended the 2014 Plan to reserve for the issuance of up to 1,451,087 shares of common stock pursuant to equity awards. In September 2014, the Company further amended the 2014 Plan to reserve for the issuance of up to 2,070,200 shares of common stock pursuant to equity awards. Terms of stock award agreements, including vesting requirements, were determined by the Board, subject to the provisions of the 2014 Plan. For options granted under the 2014 Plan, the exercise price equaled the fair market value of the common stock as determined by the Board on the date of grant. No further awards will be granted under the 2014 Plan.

In January 2015, the Company’s Board adopted, and the Company’s stockholders approved, the 2015 Equity Incentive Plan (the “2015 Plan”), which became effective immediately prior to the closing of the Company’s initial public offering (“IPO”). The 2015 Plan provides for the grant of ISOs, nonstatutory stock options, restricted stock awards, restricted stock units, stock appreciation rights, performance-based stock awards and other stock-based awards. Additionally, the 2015 Plan provides for the grant of performance-based cash awards. ISOs may be granted only to the Company’s employees. All other awards may be granted to the Company’s employees, including officers, and to non-employee directors and consultants. As of September 30, 2018, there were 1,480,758 shares remaining available for the grant of stock awards under the 2015 Plan.

The Company has awarded stock options to its employees, directors, advisors and consultants, pursuant to the plans described above. Stock options subsequent to the completion of the Company’s IPO are granted with an exercise price equal to the closing market price of the Company’s common stock on the date of grant. Stock options generally vest over one to four years and have a contractual term of ten years. Stock options are valued using the Black-Scholes option pricing model and compensation cost is recognized based on the resulting value over the service period. Prior to July 1, 2018, unvested awards to non-employees were re-measured at each vest date and at each financial reporting date. On July 1, 2018, the Company adopted ASU No. 2018-07 using a modified retrospective transition approach. As a result, the Company permanently revalued all unvested stock options granted to non-employees as of July 1, 2018. The adoption-date fair value did not materially change from the fair value as of June 30, 2018 and therefore, a cumulative-effect adjustment was not required.

The following table summarizes stock option activity for employees and non-employees for the nine months ended September 30, 2018:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	2,580,491	$6.65	7.55	$803,600
Granted	1,517,544	2.74
Exercised	(97,310)	1.21
Forfeited	(714,699)	5.96
Expired	(705,387)	8.35

Outstanding at September 30, 2018	2,580,639	$4.28	8.07	$—

Exercisable at September 30, 2018	1,126,248	$5.92	6.55	$—

Vested or expected to vest at September 30, 2018	2,580,639	$4.28	8.07	$—

Total stock-based compensation expense recognized for employee and non-employee restricted common stock, and stock options granted to employees and non-employees is included in the Company’s condensed consolidated statements of operations as follows:

	Three Months Ended September 30, 2018	Three Months Ended September 30, 2017	Nine Months Ended September 30, 2018	Nine Months Ended September 30, 2017
Research and development	$43,369	$386,636	$674,775	$1,172,655
Selling, general and administrative	235,021	618,145	1,023,548	2,094,224

Total	$278,390	$1,004,781	$1,698,323	$3,266,879

As of September 30, 2018, there was approximately $2,481,000 of total unrecognized compensation cost related to unvested equity awards. Total unrecognized compensation cost will be adjusted for future changes in employee and non-employee forfeitures, if any. The Company expects to recognize that cost over a remaining weighted-average period of 2.90 years.

In June 2018, the Company extended the three-month post termination exercisability of 877,137 option awards held by six employees and one adviser to one-year post termination. The Company also extended the three-month post termination exercisability of 500,000 option awards held by one employee to three-years post termination. The valuation of these awards did not change as a result of the modification of these awards and as such, the Company did not recognize any additional compensation expense related to the modification.

On June 14, 2018, the Company granted 654,544 stock options, in the aggregate, to seven employees as part of the Company’s retention arrangements with these employees. These awards vest monthly over 48 months as the employees provide continuous service, and expense is being recognized over this period. The awards are exercisable for one to three-years post termination depending on the employee to which the stock options were granted. The awards vest in full upon a change in control event and termination of the employees under certain circumstances. A change in control event is not currently considered probable for accounting purposes. Unless and until the Company’s Board has approved a specific transaction, the Company’s probability assessment regarding a change in control event is not expected to change.

Employee stock purchase plan

In 2015, the Company’s Board adopted, and the Company’s stockholders approved, the 2015 Employee Stock Purchase Plan (the “ESPP”). As of September 30, 2018, no shares of common stock have been purchased under the ESPP.

12. STOCK-BASED COMPENSATION

In March 2014, the Company adopted the Flex Pharma, Inc. 2014 Equity Incentive Plan (the “2014 Plan”), under which it had the ability to grant incentive stock options (“ISOs”), non-qualified stock options, restricted stock awards, restricted stock units and stock appreciation rights to purchase up to 116,754 shares of common stock. In April 2014, the Company amended the 2014 Plan to reserve for the issuance of up to 1,451,087 shares of common stock pursuant to equity awards. In September 2014, the Company further amended the 2014 Plan to reserve for the issuance of up to 2,070,200 shares of common stock pursuant to equity awards. Terms of stock award agreements, including vesting requirements, were determined by the board of directors, subject to the provisions of the 2014 Plan. For options granted under the 2014 Plan, the exercise price equaled the fair market value of the common stock as determined by the board of directors on the date of grant. No further awards will be granted under the 2014 Plan.

In January 2015, the Company’s board of directors adopted, and the Company’s stockholders approved, the 2015 Equity Incentive Plan (the “2015 Plan”), which became effective immediately prior to the closing of the Company’s IPO. The 2015 Plan provides for the grant of ISOs, nonstatutory stock options, restricted stock awards, restricted stock units, stock appreciation rights, performance-based stock awards and other stock-based awards. Additionally, the 2015 Plan provides for the grant of performance-based cash awards. ISOs may be granted only to the Company’s employees. All other awards may be granted to the Company’s employees, including officers, and to non-employee directors and consultants. As of December 31, 2017, there were 859,329 shares remaining available for the grant of stock awards under the 2015 Plan.

There were no stock options issued to non-employee consultants or members of the Scientific Advisory Board during 2017. During 2016 and 2015, the Company granted a total of 14,670 and 10,507, respectively, of stock options to non-employee consultants and members of its Scientific Advisory Board. The options generally vest over a four-year period, and have a contractual term of ten years. The total stock-based compensation expense related to all non-employee stock options for the year ended December 31, 2017, December 31, 2016 and December 31, 2015 was approximately $201,000, $370,000 and $517,000, respectively.

The Company has awarded stock options to its employees, directors, advisors and consultants, pursuant to the plans described above. Stock options subsequent to the completion of the Company’s IPO are granted with an exercise price equal to the closing market price of the Company’s common stock on the date of grant. Stock options generally vest over one to four years and have a contractual term of ten years. Stock options are valued using the Black-Scholes option pricing model and compensation cost is recognized based on the resulting value over the service period. Unvested awards to non-employees are re-measured at each vest date and at each financial reporting date. The following table summarizes stock option activity for employees and non-employees for the twelve months ended December 31, 2017:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2016	2,156,250	$8.66	7.94	$1,605,684
Granted	1,059,500	4.20
Exercised	(1,576)	1.67
Forfeited	(418,642)	8.87
Expired	(215,041)	10.51

Outstanding at December 31, 2017	2,580,491	$6.65	7.55	$803,600

Exercisable at December 31, 2017	1,404,844	$7.21	6.56	$692,232

Vested or expected to vest at December 31, 2017	2,580,491	$6.65	7.55	$803,600

During 2017, 2016 and 2015, the Company granted stock options to purchase an aggregate of 1,059,500, 763,320, and 994,748 shares of its common stock, respectively. The weighted-average grant date fair value of option awards granted during 2017, 2016 and 2015 were $2.80, $6.35, and $8.55, respectively.

The number of stock options exercised during 2017, 2016 and 2015 were 1,576, 8,516, and 47,280, respectively. The weighted-average exercise price of options exercised during 2017, 2016 and 2015 was $1.67, $2.59, and $8.63, respectively. The total intrinsic value of options exercised during 2017, 2016 and 2015 was $2,606, $64,302, and $149,386, respectively. The intrinsic value is calculated as the difference between the fair value of the Company’s common stock and the exercise price of the options at the date of exercise.

The Company estimates the fair value of each stock option award on the grant date using the Black-Scholes option-pricing model based on the following assumptions regarding the fair value of the underlying Common Stock on each measurement date:

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Expected volatility	73.87% to 81.04%	71.01% to 74.20%	72.98% to 74.94%
Risk-free interest rate	1.83% to 2.40%	1.23% to 2.40%	1.62% to 2.49%
Expected term	5.3 - 9.5 years	5.3 - 10 years	5.3 - 10 years
Expected dividend yield	0%	0%	0%

Total stock-based compensation expense recognized for employee and non-employee restricted common stock, and stock options granted to employees and non-employees is included in the Company’s consolidated statements of operations and comprehensive loss as follows:

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Research and development	$1,545,737	$2,435,565	$3,192,063
Selling, general and administrative	2,673,428	4,137,398	3,405,296

Total	$4,219,165	$6,572,963	$6,597,359

Selling, general and administrative expense for the year ended December 31, 2016 included $285,000 related to stock options that were modified in connection with an employee termination agreement.

As of December 31, 2017, there was approximately $4,533,000 of total unrecognized compensation cost related to unvested equity awards. Total unrecognized compensation cost will be adjusted for the re-measurement of non-employee awards as well as future changes in employee and non-employee forfeitures, if any. The Company expects to recognize that cost over a remaining weighted-average period of 2.26 years.